Filed pursuant to Rule 497(k)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Frontier Small Cap Growth Fund

Supplement dated October 1, 2024 to the Summary Prospectus,

dated March 1, 2024

The following information supplements and supersedes any information to the contrary relating to AMG Frontier Small Cap Growth Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Summary Prospectus (the “Summary Prospectus”), dated as noted above.

Effective as of November 1, 2024, Nathan A. Hayman will be designated as a portfolio manager of the Fund and James A. Colgan, G. Michael Novak, Jr. and Mr. Hayman will be jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, effective November 1, 2024, all references in the Summary Prospectus to the portfolio managers of the Fund shall refer to Messrs. Colgan, Novak, and Hayman.

Effective as of December 31, 2024, Mr. Novak will retire from Frontier Capital Management Co., LLC, the Fund’s subadviser, and no longer serve as a portfolio manager of the Fund. Effective upon Mr. Novak’s retirement, Messrs. Colgan and Hayman will serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, as of December 31, 2024, all references to and information relating to Mr. Novak in the Summary Prospectus are deleted and all references to the portfolio managers of the Fund shall refer to Messrs. Colgan and Hayman.

Effective as of November 1, 2024, the Summary Prospectus is revised as follows:

The section titled “Portfolio Management – Portfolio Managers” on page 3 is deleted and replaced with the following:

Portfolio Managers

James A. Colgan

Partner and Portfolio Manager, Frontier; Lead Portfolio Manager of the Fund; Portfolio Manager of the Fund since 09/09.

G. Michael Novak, Jr.

Partner and Portfolio Manager, Frontier; Portfolio Manager of the Fund since 09/09.

Effective December 31, 2024, Mr. Novak will retire from Frontier and no longer serve as a portfolio manager of the Fund.

Nathan A. Hayman

Partner and Portfolio Manager, Frontier; Portfolio Manager of the Fund since 11/24.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE